  Nicholas Bitcoin Tail ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

PURCHASED OPTIONS - 4.7%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.3%
iShares Bitcoin Trust ETF, Expiration: 8/7/2026; Exercise Price: $37.50	$12,260,160	3,440	$36,120
iShares Bitcoin Trust ETF, Expiration: 8/7/2026; Exercise Price: $37.00	7,128,000	2,000	37,000
			73,120

Put Options - 4.4%
iShares Bitcoin Trust ETF, Expiration: 9/18/2026; Exercise Price: $35.00	21,907,908	6,147	909,756

TOTAL PURCHASED OPTIONS (Cost $1,849,601)			982,876

SHORT-TERM INVESTMENTS - 90.4%
Money Market Funds - 88.0%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		18,321,327	18,321,327

U.S. Treasury Bills - 2.4%	Principal Amount	Value
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)	$500,000	496,277

TOTAL SHORT-TERM INVESTMENTS (Cost $18,817,562)		18,817,604

TOTAL INVESTMENTS - 95.1% (Cost $20,667,163)		$19,800,480
Other Assets in Excess of Liabilities - 4.9%		1,025,253
TOTAL NET ASSETS - 100.0%		$20,825,733

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $496,265.

  Nicholas Bitcoin Tail ETF

   Schedule of Written Options Contracts

  July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.0)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.0)%
iShares Bitcoin Trust ETF, Expiration: 8/7/2026; Exercise Price: $36.50	$(12,260,160)	(3,440)	$(104,920)
iShares Bitcoin Trust ETF, Expiration: 8/7/2026; Exercise Price: $36.00	(7,128,000)	(2,000)	(97,000)
			(201,920)

TOTAL WRITTEN OPTIONS (Premiums received $180,352)			$(201,920)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.